Employee Benefit Plans (Schedule Of Level 3 Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	$ 14,288	$ 13,767
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	1,895	1,733
Other Benefits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	362	420
Other Benefits [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	1,440	1,235
Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	78	54
Relating to assets still held at the reporting date	7	3
Relating to assets sold during the period	0	0
Purchases	34	22
Settlements	(26)	(1)
Balance as of December 31	93	78
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	12,393	12,034
Pension Plans Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	3,203	2,618
Pension Plans Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	7,467	8,007
Pension Plans Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	1,409	1,137
Relating to assets still held at the reporting date	87	66
Relating to assets sold during the period	(1)	1
Purchases	372	220
Settlements	(146)	(13)
Balance as of December 31	1,723	1,409
Real Estate [Member] | Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	28	6
Relating to assets still held at the reporting date	3	1
Relating to assets sold during the period	0	0
Purchases	21	21
Settlements	(14)	0
Balance as of December 31	38	28
Real Estate [Member] | Pension Plans Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	285
Relating to assets still held at the reporting date	49	12
Relating to assets sold during the period	(3)	0
Purchases	352	208
Settlements	(139)	0
Balance as of December 31	544	285
Absolute Return [Member] | Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	49	47
Relating to assets still held at the reporting date	4	2
Relating to assets sold during the period	0	0
Purchases	12	0
Settlements	(12)	0
Balance as of December 31	53	49
Absolute Return [Member] | Pension Plans Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	513	487
Relating to assets still held at the reporting date	37	26
Relating to assets sold during the period	4	0
Purchases	0	0
Settlements	0	0
Balance as of December 31	554	513
Corporate Fixed Income Securities [Member] | Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	1	1
Relating to assets still held at the reporting date	0	0
Relating to assets sold during the period	0	0
Purchases	1	1
Settlements	0	(1)
Balance as of December 31	2	1
Corporate Fixed Income Securities [Member] | Pension Plans Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	611	585
Relating to assets still held at the reporting date	1	28
Relating to assets sold during the period	0	(1)
Purchases	20	12
Settlements	(7)	(13)
Balance as of December 31	$ 625	$ 611